Taxation - Taxation rate reconciliation and factors that may affect future tax charges (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before taxation	$ 2,564	$ 3,537	$ 5,460
Share of after-tax results of associates and joint ventures	218	193	414
Profit before taxation excluding share of after-tax results of associates and joint ventures	2,346	3,344	5,046
Notional charge at UK corporation tax rate	587	836	1,262
Differences in overseas tax rates	(73)	(45)	(86)
Non-taxable gain on disposals of businesses	0	(28)	0
Disposal of businesses and brands	12	54	17
Other items not chargeable	(103)	(69)	(72)
Impairment	14	105	6
Other items not deductible	109	105	70
Irrecoverable withholding taxes	58	60	55
Movement in provision in respect of uncertain tax positions(1)	(14)	18	6
Changes in tax rates	(1)	4	(18)
Adjustments in respect of prior years(2)	17	(41)	54
Taxation on profit	$ 606	$ 999	$ 1,294
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Notional charge at UK corporation tax rate	25.00%	25.00%	25.00%
Differences in overseas tax rates	(3.10%)	(1.30%)	(1.70%)
Non-taxable gain on disposals of businesses	0.00%	(0.70%)	0.00%
Disposal of businesses and brands	0.50%	1.60%	0.30%
Other items not chargeable	(4.40%)	(2.10%)	(1.40%)
Impairment	0.60%	3.10%	0.10%
Other items not deductible	4.60%	3.10%	1.40%
Irrecoverable withholding taxes	2.50%	1.80%	1.10%
Movement in provision in respect of uncertain tax positions(1)	(0.60%)	0.50%	0.10%
Changes in tax rates	0.00%	0.10%	(0.40%)
Adjustments in respect of prior years(2)	0.70%	(1.20%)	1.10%
Reported tax rate	25.80%	29.90%	25.60%
Tax rate before exceptional items	24.30%	24.90%	25.10%